Subsequent Events (Details) $ / shares in Units, $ in Thousands	6 Months Ended		7 Months Ended
	Jul. 11, 2017 USD ($)	Jul. 05, 2017 USD ($)	Jul. 31, 2017 USD ($)	Jul. 28, 2017 USD ($) $ / shares shares
Navios Libertas
Subsequent Event [Line Items]
Vessel capacity in DWT		75,511
Vessel purchase price		$ 13,500
Navios Sol
Subsequent Event [Line Items]
Vessel capacity in DWT	180,274
Vessel purchase price	$ 28,300
Subsequent Event | One Capesize vessel
Subsequent Event [Line Items]
Vessel capacity in DWT				179,314
Vessel purchase price				$ 26,700
Unit price | $ / shares				$ 2.1
Issuance of common units for vessel acquisition | shares				1,000
Subsequent Event | One Handymax vessel
Subsequent Event [Line Items]
Vessel capacity in DWT				58,058
Vessel purchase price				$ 13,750
Subsequent Event | Navios Amarillo
Subsequent Event [Line Items]
Capacity per each container in TEU			4,250
Vessel type			Container vessel
Subsequent Event | Navios Verde
Subsequent Event [Line Items]
Capacity per each container in TEU			4,250
Vessel type			Container vessel
Subsequent Event | Navios Azure
Subsequent Event [Line Items]
Capacity per each container in TEU			4,250
Vessel type			Container vessel
Subsequent Event | Navios Summer
Subsequent Event [Line Items]
Capacity per each container in TEU			3,450
Vessel type			Container vessel
Subsequent Event | Navios Verano
Subsequent Event [Line Items]
Capacity per each container in TEU			3,450
Vessel type			Container vessel
Subsequent Event | Navios Containers
Subsequent Event [Line Items]
Payments to acquire vessels			$ 29,500
Subsequent Event | Navios Containers | Financed through existing loan with ABN Bank
Subsequent Event [Line Items]
Payments to acquire vessels			$ 5,680